Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits Expenses [Abstract]
Salaries and other short term employee benefits	$ 5,597	$ 2,231	$ 1,195
Payments to defined contribution pension schemes	146	59	38
Share based compensations	3,221		3,810
Total	$ 8,964	$ 2,290	$ 5,043